Supplement to the
Fidelity® Series Inflation-Protected Bond Index Fund
Class F
February 28, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Brandon Bettencourt (co-manager) has managed the fund since May 2014.

Jay Small (co-manager) has managed the fund since April 2015.

The following information replaces the biographical information for Alan Bembenek found in the "Fund Management" section on page 15.

Jay Small is co-manager of the fund, which he has managed since April 2015. He also manages other funds. Prior to joining Fidelity Investments in 2010 as a corporate bond trader, Mr. Small worked as a corporate bond trader at 40/86 Advisors (formerly known as Conseco Capital Management, Inc.) from 2007 to 2010.

SIB-F-15-01  May 1, 2015
1.918644.103

Supplement to the
Fidelity® Series Inflation-Protected Bond Index Fund
February 28, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Brandon Bettencourt (co-manager) has managed the fund since May 2014.

Jay Small (co-manager) has managed the fund since April 2015.

The following information replaces the biographical information for Alan Bembenek found in the "Fund Management" section on page 15.

Jay Small is co-manager of the fund, which he has managed since April 2015. He also manages other funds. Prior to joining Fidelity Investments in 2010 as a corporate bond trader, Mr. Small worked as a corporate bond trader at 40/86 Advisors (formerly known as Conseco Capital Management, Inc.) from 2007 to 2010.

SIB-S-15-01  May 1, 2015
1.918642.103